Disposal of business and transfer of ownership of subsidiary (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)
Disclosure of operating segments [line items]
Disposal of business, assets	£ 244,028
Disposal of business, liabilities	226,023
Trading portfolio liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, assets	1,765
Financial liabilities designated at fair value [member]
Disclosure of operating segments [line items]
Disposal of business, assets	18
Deposits at amortised cost [member] | Financial liabilities at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets	192,730
Repurchase agreements and other similar secured borrowing [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	11,567
Debt securities in issue [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	12,303
Subordinated liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	3,001
Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	6
Current tax liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	680
Other liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	1,647
Provisions [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	2,306
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets	184,634
Financial assets at fair value through the income statement [member]
Disclosure of operating segments [line items]
Disposal of business, assets	6,152
Financial assets at fair value through other comprehensive income [member]
Disclosure of operating segments [line items]
Disposal of business, assets	6,805
Cash and balances at central banks [member]
Disclosure of operating segments [line items]
Disposal of business, assets	37,380
Cash collateral and settlement balances [member]
Disclosure of operating segments [line items]
Disposal of business, assets	2,317
Reverse repurchase agreements and other similar secured lending [member]
Disclosure of operating segments [line items]
Disposal of business, assets	415
Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, assets	108
Goodwill and intangible assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	3,537
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Disposal of business, assets	510
Current tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	15
Deferred tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	747
Other assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	1,408
UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of operating segments [line items]
Disposal of business, assets	242,210	[1]
Disposal of business, liabilities	225,353	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Trading portfolio liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, assets	1,765
Disposal of business, liabilities	1,765	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial liabilities designated at fair value [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0
Disposal of business, liabilities	0	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Deposits at amortised cost [member] | Financial liabilities at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets	192,087
Disposal of business, liabilities	192,087	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	11,567	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Debt securities in issue [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	12,303	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Subordinated liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	3,001	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	6	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Current tax liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	677	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Other liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	1,642	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Provisions [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	2,305	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets	184,634	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial assets at fair value through the income statement [member]
Disclosure of operating segments [line items]
Disposal of business, assets	5,616	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of operating segments [line items]
Disposal of business, assets	5,544	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Cash and balances at central banks [member]
Disclosure of operating segments [line items]
Disposal of business, assets	37,380	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Cash collateral and settlement balances [member]
Disclosure of operating segments [line items]
Disposal of business, assets	2,317	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Reverse repurchase agreements and other similar secured lending [member]
Disclosure of operating segments [line items]
Disposal of business, assets	415	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, assets	108	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Goodwill and intangible assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	3,537	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Disposal of business, assets	510	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Current tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Deferred tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	747	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member] | Other assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	1,402	[1]
Other disposals [member]
Disclosure of operating segments [line items]
Disposal of business, assets	1,818	[2]
Disposal of business, liabilities	670	[2]
Other disposals [member] | Trading portfolio liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0
Disposal of business, liabilities	0	[2]
Other disposals [member] | Financial liabilities designated at fair value [member]
Disclosure of operating segments [line items]
Disposal of business, assets	18
Disposal of business, liabilities	18	[2]
Other disposals [member] | Deposits at amortised cost [member] | Financial liabilities at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets	643
Disposal of business, liabilities	643	[2]
Other disposals [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	0	[2]
Other disposals [member] | Debt securities in issue [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	0	[2]
Other disposals [member] | Subordinated liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	0	[2]
Other disposals [member] | Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	0	[2]
Other disposals [member] | Current tax liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	3	[2]
Other disposals [member] | Other liabilities [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	5	[2]
Other disposals [member] | Provisions [member]
Disclosure of operating segments [line items]
Disposal of business, liabilities	1	[2]
Other disposals [member] | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[1]
Other disposals [member] | Financial assets at fair value through the income statement [member]
Disclosure of operating segments [line items]
Disposal of business, assets	536	[2]
Other disposals [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of operating segments [line items]
Disposal of business, assets	1,261	[2]
Other disposals [member] | Cash and balances at central banks [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[2]
Other disposals [member] | Cash collateral and settlement balances [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[2]
Other disposals [member] | Reverse repurchase agreements and other similar secured lending [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[2]
Other disposals [member] | Derivative financial instruments [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[2]
Other disposals [member] | Goodwill and intangible assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[2]
Other disposals [member] | Property, plant and equipment [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[2]
Other disposals [member] | Current tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	15	[2]
Other disposals [member] | Deferred tax assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	0	[2]
Other disposals [member] | Other assets [member]
Disclosure of operating segments [line items]
Disposal of business, assets	£ 6	[2]

[1]

The movement in net assets relating to the disposal of Barclays Bank UK PLC of £16,857 m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Ban k UK PLC on 1 April 2018 of £615 m

[2]	The movement relating to the disposal of BAGHL is presented in Other disposals. The movement is stated after the elimination of internal balances of £88m